Stockbased Compensation Expense (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock Option Awards	$ 39.3	$ 49.4	$ 48.6
Restricted Share/Unit Awards	38.9	30.6	33.0
Stock-based Compensation Expense	78.2	80.0	81.6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period (in shares)	2,900,000	3,700,000	4,300,000
Restricted shares/units granted in period (in shares)	1,014,000	572,000	704,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards, Period Of Recognition	5 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards	76.0
Unrecognized Compensation Costs On Nonvested Awards, Weighted Average Period Of Recognition	2 years 4 months
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards, Period Of Recognition	4 years
Restricted Shares/Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards	56.0
Unrecognized Compensation Costs On Nonvested Awards, Weighted Average Period Of Recognition	2 years 0 months
Restricted Shares/Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards, Period Of Recognition	3 years
Cost of Revenues [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	5.4	5.7	5.8
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	70.7	72.4	74.0
Research and Development Expenses [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	$ 2.1	$ 1.9	$ 1.8